Investment in joint venture - Disclosure of Statement of operations of Joint Venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Impairment of MPP&E	$ (7,631)
Exploration and evaluation expenditures	(642)	$ 0
General and administrative expenses	(13,477)	(14,757)
Income from operations	(60,576)	49,319
Finance expense	(925)	(45)
Finance income	257	8,325
Net loss before taxes	(68,883)	57,376
Net (loss) income for the year	(68,883)	57,376
Company's share of net (loss) income of the JV for the year	(51,528)	59,159
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Revenues	382,380	418,130
Production costs	(255,058)	(198,347)
Depreciation and depletion	(50,177)	(50,934)
Royalties	(19,119)	(20,907)
Income from mine operations	58,026	147,942
Impairment of MPP&E	153,164	0
Exploration and evaluation expenditures	(10,521)	(9,681)
General and administrative expenses	(9,576)	(7,434)
Income from operations	(115,235)	130,827
Finance expense	(2,908)	(3,165)
Finance income	275	285
Foreign exchange gain	3,396	3,572
Net (loss) income for the year	(114,472)	131,519
Company's share of net (loss) income of the JV for the year	$ (51,528)	$ 59,159